Note 1 - Basis of Presentation (Tables)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Deferred revenues
	September 30,	December 31,
	2012	2011
Deferred revenues on television pilot episodes	$205,000	$55,000
Deferred revenues on audio/video content licensing	-	37,405
Total deferred revenues	$205,000	$92,405

Deferred television costs
	September 30,	December 31,
	2012	2011
Development and pre-production costs	$20,000	$–
In-production	83,476	–
Post production	58,525	–
Total deferred television costs	$162,001	$–